Taxation (Tables)	12 Months Ended
Dec. 31, 2021
Taxation
Schedule of composition of income tax benefit

	For the Year Ended December 31,
	2019	2020	2021
Deferred income tax (benefit)/expense	—	(22,847)	168,643

Schedule of reconciliations of the income tax expenses

	For the Year Ended December 31,
	2019	2020	2021
Loss before income tax expense	(2,417,874)	(188,877)	(152,812)
Income tax credit computed at PRC statutory income tax rate of 25%	(604,468)	(47,219)	(38,203)
Tax effect of tax‑exempt entity and preferential tax rate	230,669	30,140	(89,928)
Tax effect of R&D Deduction and others	(121,177)	(144,503)	(314,141)
Non‑deductible expenses	27,031	21,511	318,185
Change in valuation allowance	467,945	117,224	292,730
Income tax (benefit)/ expenses	—	(22,847)	168,643

Schedule of components of the group's deferred tax assets (liabilities)

	For the Year Ended December 31,
	2019	2020	2021
Deferred tax assets
Net operating loss carryforwards	717,495	1,144,397	1,119,659
Accrued expenses and others	12,545	66,773	228,734
Impairment of long-lived assets and allowance for credit losses	73,271	7,694	13,224
Acquisition of Changzhou Manufacturing Base Phase I and Phase II (Note 11)	—	—	11,969
Depreciation and amortization	26,946	16,220	190
Unrealized financing cost	27,520	13,125	—
Unrealized investment loss	29,664	—	—
Total deferred tax assets	887,441	1,248,209	1,373,776
Less: Valuation allowance	(887,441)	(1,004,665)	(1,297,395)
Deferred tax assets, net of valuation allowance	—	243,544	76,381
Deferred tax liabilities
Accelerated tax depreciation and others	—	(215,030)	(195,121)
Fair value change of certain investments	—	(5,667)	(15,087)
Total deferred tax liabilities	—	(220,697)	(210,208)
Deferred tax assets/(liabilities), net	—	22,847	(133,827)

Schedule of movement of valuation allowance

	For the Year Ended December 31,
	2019	2020	2021
Valuation allowance
Balance at beginning of the year	419,496	887,441	1,004,665
Additions	467,945	148,458	395,955
Reversal	—	(31,234)	(103,225)
Balance at ending of the year	887,441	1,004,665	1,297,395